LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 22, 2010 TO THE

PROSPECTUS DATED MAY 31, 2009 OF

LEGG MASON TARGET RETIREMENT 2015

LEGG MASON TARGET RETIREMENT 2020

LEGG MASON TARGET RETIREMENT 2025

LEGG MASON TARGET RETIREMENT 2030

LEGG MASON TARGET RETIREMENT 2035

LEGG MASON TARGET RETIREMENT 2040

LEGG MASON TARGET RETIREMENT 2045

LEGG MASON TARGET RETIREMENT 2050

LEGG MASON TARGET RETIREMENT FUND

The following information replaces the Fee tables and Examples found in the Funds’ prospectus under the heading “Investments, risks and performance”:

Legg Mason Target Retirement 2015:

Fee table

This table sets forth the fees and expenses you may pay if you invest in fund shares. Expense ratios for the current fiscal year may be higher than those shown in the “Annual fund operating expenses” table—for example, if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

	CLASS A		CLASS C	CLASS FI	CLASS R	CLASS R1	CLASS I	CLASS IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		None	None	None	None	None	None
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	[1]	1.00%	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET ASSETS)

	CLASS A	CLASS C	CLASS FI	CLASS R	CLASS R1	CLASS I	CLASS IS
Management fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service (12b-1) fees	0.25%	1.00%	0.25%	0.50%	1.00%	None	None
Other expenses[2]	10.75%	10.72%	10.71%	10.75%	10.75%	10.75%	10.75%
Total expenses incurred directly by the fund	11.10%	11.82%	11.06%	11.35%	11.85%	10.85%	10.85%
Acquired fund fees and expenses (fees and expenses of underlying funds)[3]	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Total annual fund operating expenses	11.67%	12.39%	11.63%	11.92%	12.42%	11.42%	11.42%
Less contractual fee waiver and/or expense reimbursement[4]	(10.68)%	(10.65)%	(10.64)%	(10.68)%	(10.68)%	(10.68)%	(10.72)%
Total net annual fund operating expenses[4]	0.99%	1.74%	0.99%	1.24%	1.74%	0.74%	0.70%

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

•	You invest $10,000 in the fund for the period shown

•

Your investment has a 5% return each year — the assumption of a 5% return is required by the Securities and Exchange Commission (the “SEC”) for purposes of this example and is not a prediction of the fund’s future performance

•	You reinvest all distributions and dividends without a sales charge

•	The fund’s operating expenses, after giving effect to the contractual fee waivers and/or expense reimbursements in effect through December 31, 2011, remain the same as shown in the fee table

•	The expenses of the underlying funds are reflected

NUMBER OF YEARS YOU OWN YOUR SHARES	1 YEAR	3 YEARS
Class A (with or without redemption)	$670	$2,808
Class C (redemption at end of period)	$277	$2,550
Class C (no redemption)	$177	$2,550

	1 YEAR	3 YEARS
Class FI (with or without redemption)	$101	$2,363
Class R (with or without redemption)	$126	$2,431
Class R1 (with or without redemption)	$177	$2,555
Class I (with or without redemption)	$76	$2,306
Class IS (with or without redemption)	$72	$2,304

[1]

You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[2]	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	Acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the fund’s allocation to underlying funds for the current fiscal year.
[4]

Management has contractually agreed to waive fees and reimburse expenses to limit such expenses to 0.99% for Class A shares, 1.74% for Class C shares, 0.99% for Class FI shares, 1.24% for Class R shares, 1.74% for Class R1 shares, 0.74% for Class I shares and 0.70% for Class IS shares until December 31, 2011. Taxes, extraordinary expenses and brokerage commissions (other than brokerage commissions paid on purchases and sales of shares of ETFs) are excluded from this waiver/reimbursement agreement. Acquired fund fees and expenses are subject to the agreement, and are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each underlying fund as of the date of the Prospectus) of the class of shares of each underlying fund held by the fund, weighted in proportion to the fund’s investment allocation among the underlying funds.

Legg Mason Target Retirement 2020

Fee table

This table sets forth the fees and expenses you may pay if you invest in fund shares. Expense ratios for the current fiscal year may be higher than those shown in the “Annual fund operating expenses” table—for example, if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

	CLASS A		CLASS C	CLASS FI	CLASS R	CLASS R1	CLASS I	CLASS IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		None	None	None	None	None	None
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	[1]	1.00%	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET ASSETS)

	CLASS A	CLASS C	CLASS FI	CLASS R	CLASS R1	CLASS I	CLASS IS
Management fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service (12b-1) fees	0.25%	1.00%	0.25%	0.50%	1.00%	None	None
Other expenses[2]	10.67%	10.61%	10.63%	10.67%	10.67%	10.66%	10.67%
Total expenses incurred directly by the fund	11.02%	11.71%	10.98%	11.27%	11.77%	10.76%	10.77%
Acquired fund fees and expenses (fees and expenses of underlying funds)[3]	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Total annual fund operating expenses	11.60%	12.29%	11.56%	11.85%	12.35%	11.34%	11.35%
Less contractual fee waiver and/or expense reimbursement[4]	(10.61)%	(10.55)%	(10.57)%	(10.61)%	(10.61)%	(10.60)%	(10.65)%
Total net annual fund operating expenses[4]	0.99%	1.74%	0.99%	1.24%	1.74%	0.74%	0.70%

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

•	You invest $10,000 in the fund for the period shown

•	Your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the fund’s future performance

•	You reinvest all distributions and dividends without a sales charge

•	The fund’s operating expenses, after giving effect to the contractual fee waivers and/or expense reimbursements in effect through December 31, 2011, remain the same as shown in the fee table

•	The expenses of the underlying funds are reflected

NUMBER OF YEARS YOU OWN YOUR SHARES	1 YEAR	3 YEARS
Class A (with or without redemption)	$670	$2,797
Class C (redemption at end of period)	$277	$2,534
Class C (no redemption)	$177	$2,534
Class FI (with or without redemption)	$101	$2,351

	1 YEAR	3 YEARS
Class R (with or without redemption)	$126	$2,419
Class R1 (with or without redemption)	$177	$2,543
Class I (with or without redemption)	$76	$2,293
Class IS (with or without redemption)	$72	$2,291

[1]

You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[2]	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	Acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the fund’s allocation to underlying funds for the current fiscal year.
[4]

Management has contractually agreed to waive fees and reimburse expenses to limit such expenses to 0.99% for Class A shares, 1.74% for Class C shares, 0.99% for Class FI shares, 1.24% for Class R shares, 1.74% for Class R1 shares, 0.74% for Class I shares and 0.70% for Class IS shares until December 31, 2011. Taxes, extraordinary expenses and brokerage commissions (other than brokerage commissions paid on purchases and sales of shares of ETFs) are excluded from this waiver/reimbursement agreement. Acquired fund fees and expenses are subject to the agreement, and are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each underlying fund as of the date of the Prospectus) of the class of shares of each underlying fund held by the fund, weighted in proportion to the fund’s investment allocation among the underlying funds.

Legg Mason Target Retirement 2025

Fee table

This table sets forth the fees and expenses you may pay if you invest in fund shares. Expense ratios for the current fiscal year may be higher than those shown in the “Annual fund operating expenses” table—for example, if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

	CLASS A		CLASS C	CLASS FI	CLASS R	CLASS R1	CLASS I	CLASS IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		None	None	None	None	None	None
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	[1]	1.00%	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET ASSETS)

	CLASS A	CLASS C	CLASS FI	CLASS R	CLASS R1	CLASS I	CLASS IS
Management fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service (12b-1) fees	0.25%	1.00%	0.25%	0.50%	1.00%	None	None
Other expenses[2]	10.88%	10.70%	10.85%	10.90%	10.90%	10.90%	10.90%
Total expenses incurred directly by the fund	11.23%	11.80%	11.20%	11.50%	12.00%	11.00%	11.00%
Acquired fund fees and expenses (fees and expenses of underlying funds)[3]	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Total annual fund operating expenses	11.81%	12.38%	11.78%	12.08%	12.58%	11.58%	11.58%
Less contractual fee waiver and/or expense reimbursement[4]	(10.82)%	(10.64)%	(10.79)%	(10.84)%	(10.84)%	(10.84)%	(10.88)%
Total net annual fund operating expenses[4]	0.99%	1.74%	0.99%	1.24%	1.74%	0.74%	0.70%

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

•	You invest $10,000 in the fund for the period shown

•	Your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the fund’s future performance

•	You reinvest all distributions and dividends without a sales charge

•	The fund’s operating expenses, after giving effect to the contractual fee waivers and/or expense reimbursements in effect through December 31, 2011, remain the same as shown in the fee table

•	The expenses of the underlying funds are reflected

NUMBER OF YEARS YOU OWN YOUR SHARES	1 YEAR	3 YEARS
Class A (with or without redemption)	$670	$2,830
Class C (redemption at end of period)	$277	$2,548
Class C (no redemption)	$177	$2,548

	1 YEAR	3 YEARS
Class FI (with or without redemption)	$101	$2,388
Class R (with or without redemption)	$126	$2,458
Class R1 (with or without redemption)	$177	$2,582
Class I (with or without redemption)	$76	$2,335
Class IS (with or without redemption)	$72	$2,331

[1]

You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[2]	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	Acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the fund’s allocation to underlying funds for the current fiscal year.
[4]

Management has contractually agreed to waive fees and reimburse expenses to limit such expenses to 0.99% for Class A shares, 1.74% for Class C shares, 0.99% for Class FI shares, 1.24% for Class R shares, 1.74% for Class R1 shares, 0.74% for Class I shares and 0.70% for Class IS shares until December 31, 2011. Taxes, extraordinary expenses and brokerage commissions (other than brokerage commissions paid on purchases and sales of shares of ETFs) are excluded from this waiver/reimbursement agreement. Acquired fund fees and expenses are subject to the agreement, and are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each underlying fund as of the date of the Prospectus) of the class of shares of each underlying fund held by the fund, weighted in proportion to the fund’s investment allocation among the underlying funds.

Legg Mason Target Retirement 2030

Fee table

This table sets forth the fees and expenses you may pay if you invest in fund shares. Expense ratios for the current fiscal year may be higher than those shown in the “Annual fund operating expenses” table—for example, if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

	CLASS A		CLASS C	CLASS FI	CLASS R	CLASS R1	CLASS I	CLASS IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		None	None	None	None	None	None
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	[1]	1.00%	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET ASSETS)

	CLASS A	CLASS C	CLASS FI	CLASS R	CLASS R1	CLASS I	CLASS IS
Management fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service (12b-1) fees	0.25%	1.00%	0.25%	0.50%	1.00%	None	None
Other expenses[2]	11.06%	10.99%	10.87%	11.06%	11.06%	11.06%	11.06%
Total expenses incurred directly by the fund	11.41%	12.09%	11.22%	11.66%	12.16%	11.16%	11.16%
Acquired fund fees and expenses (fees and expenses of underlying funds)[3]	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Total annual fund operating expenses	12.00%	12.68%	11.81%	12.25%	12.75%	11.75%	11.75%
Less contractual fee waiver and/or expense reimbursement[4]	(11.01)%	(10.94)%	(10.82)%	(11.01)%	(11.01)%	(11.01)%	(11.05)%
Total net annual fund operating expenses[4]	0.99%	1.74%	0.99%	1.24%	1.74%	0.74%	0.70%

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

•	You invest $10,000 in the fund for the period shown

•	Your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the fund’s future performance

•	You reinvest all distributions and dividends without a sales charge

•	The fund’s operating expenses, after giving effect to the contractual fee waivers and/or expense reimbursements in effect through December 31, 2011, remain the same as shown in the fee table

•	The expenses of the underlying funds are reflected

NUMBER OF YEARS YOU OWN YOUR SHARES	1 YEAR	3 YEARS
Class A (with or without redemption)	$670	$2,861
Class C (redemption at end of period)	$277	$2,598
Class C (no redemption)	$177	$2,598

	1 YEAR	3 YEARS
Class FI (with or without redemption)	$101	$2,394
Class R (with or without redemption)	$126	$2,487
Class R1 (with or without redemption)	$177	$2,610
Class I (with or without redemption)	$76	$2,364
Class IS (with or without redemption)	$72	$2,360

[1]

You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[2]	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	Acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the fund’s allocation to underlying funds for the current fiscal year.
[4]

Management has contractually agreed to waive fees and reimburse expenses to limit such expenses to 0.99% for Class A shares, 1.74% for Class C shares, 0.99% for Class FI shares, 1.24% for Class R shares, 1.74% for Class R1 shares, 0.74% for Class I shares and 0.70% for Class IS shares until December 31, 2011. Taxes, extraordinary expenses and brokerage commissions (other than brokerage commissions paid on purchases and sales of shares of ETFs) are excluded from this waiver/reimbursement agreement. Acquired fund fees and expenses are subject to the agreement, and are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each underlying fund as of the date of the Prospectus) of the class of shares of each underlying fund held by the fund, weighted in proportion to the fund’s investment allocation among the underlying funds.

Legg Mason Target Retirement 2035

Fee table

This table sets forth the fees and expenses you may pay if you invest in fund shares. Expense ratios for the current fiscal year may be higher than those shown in the “Annual fund operating expenses” table—for example, if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

	CLASS A		CLASS C	CLASS FI	CLASS R	CLASS R1	CLASS I	CLASS IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		None	None	None	None	None	None
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	[1]	1.00%	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET ASSETS)

	CLASS A	CLASS C	CLASS FI	CLASS R	CLASS R1	CLASS I	CLASS IS
Management fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service (12b-1) fees	0.25%	1.00%	0.25%	0.50%	1.00%	None	None
Other expenses[2]	11.63%	11.57%	11.58%	11.63%	11.63%	11.63%	11.63%
Total expenses incurred directly by the fund	11.98%	12.67%	11.93%	12.23%	12.73%	11.73%	11.73%
Acquired fund fees and expenses (fees and expenses of underlying funds)[3]	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Total annual fund operating expenses	12.55%	13.24%	12.50%	12.80%	13.30%	12.30%	12.30%
Less contractual fee waiver and/or expense reimbursement[4]	(11.56)%	(11.50)%	(11.51)%	(11.56)%	(11.56)%	(11.56)%	(11.60)%
Total net annual fund operating expenses[4]	0.99%	1.74%	0.99%	1.24%	1.74%	0.74%	0.70%

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

•	You invest $10,000 in the fund for the period shown

•	Your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the fund’s future performance

•	You reinvest all distributions and dividends without a sales charge

•	The fund’s operating expenses, after giving effect to the contractual fee waivers and/or expense reimbursements in effect through December 31, 2011, remain the same as shown in the fee table

•	The expenses of the underlying funds are reflected

NUMBER OF YEARS YOU OWN YOUR SHARES	1 YEAR	3 YEARS
Class A (with or without redemption)	$670	$2,948
Class C (redemption at end of period)	$277	$2,691
Class C (no redemption)	$177	$2,691

	1 YEAR	3 YEARS
Class FI (with or without redemption)	$101	$2,510
Class R (with or without redemption)	$126	$2,579
Class R1 (with or without redemption)	$177	$2,700
Class I (with or without redemption)	$76	$2,457
Class IS (with or without redemption)	$72	$2,454

[1]

You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[2]	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	Acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the fund’s allocation to underlying funds for the current fiscal year.
[4]

Management has contractually agreed to waive fees and reimburse expenses to limit such expenses to 0.99% for Class A shares, 1.74% for Class C shares, 0.99% for Class FI shares, 1.24% for Class R shares, 1.74% for Class R1 shares, 0.74% for Class I shares and 0.70% for Class IS shares until December 31, 2011. Taxes, extraordinary expenses and brokerage commissions (other than brokerage commissions paid on purchases and sales of shares of ETFs) are excluded from this waiver/reimbursement agreement. Acquired fund fees and expenses are subject to the agreement, and are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each underlying fund as of the date of the Prospectus) of the class of shares of each underlying fund held by the fund, weighted in proportion to the fund’s investment allocation among the underlying funds.

Legg Mason Target Retirement 2040

Fee table

This table sets forth the fees and expenses you may pay if you invest in fund shares. Expense ratios for the current fiscal year may be higher than those shown in the “Annual fund operating expenses” table—for example, if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

	CLASS A		CLASS C	CLASS FI	CLASS R	CLASS R1	CLASS I	CLASS IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		None	None	None	None	None	None
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	[1]	1.00%	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET ASSETS)

	CLASS A	CLASS C	CLASS FI	CLASS R	CLASS R1	CLASS I	CLASS IS
Management fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service (12b-1) fees	0.25%	1.00%	0.25%	0.50%	1.00%	None	None
Other expenses[2]	11.49%	10.88%	10.85%	10.90%	10.90%	10.90%	10.90%
Total expenses incurred directly by the fund	11.84%	11.98%	11.20%	11.50%	12.00%	11.00%	11.00%
Acquired fund fees and expenses (fees and expenses of underlying funds)[3]	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Total annual fund operating expenses	12.43%	12.57%	11.79%	12.09%	12.59%	11.59%	11.59%
Less contractual fee waiver and/or expense reimbursement[4]	(11.44)%	(10.83)%	(10.80)%	(10.85)%	(10.85)%	(10.85)%	(10.89)%
Total net annual fund operating expenses[4]	0.99%	1.74%	0.99%	1.24%	1.74%	0.74%	0.70%

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

•	You invest $10,000 in the fund for the period shown

•	Your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the fund’s future performance

•	You reinvest all distributions and dividends without a sales charge

•	The fund’s operating expenses, after giving effect to the contractual fee waivers and/or expense reimbursements in effect through December 31, 2011, remain the same as shown in the fee table

•	The expenses of the underlying funds are reflected

NUMBER OF YEARS YOU OWN YOUR SHARES	1 YEAR	3 YEARS
Class A (with or without redemption)	$670	$2,929
Class C (redemption at end of period)	$277	$2,580
Class C (no redemption)	$177	$2,580

	1 YEAR	3 YEARS
Class FI (with or without redemption)	$101	$2,390
Class R (with or without redemption)	$126	$2,460
Class R1 (with or without redemption)	$177	$2,584
Class I (with or without redemption)	$76	$2,337
Class IS (with or without redemption)	$72	$2,333

[1]

You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[2]	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	Acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the fund’s allocation to underlying funds for the current fiscal year.
[4]

Management has contractually agreed to waive fees and reimburse expenses to limit such expenses to 0.99% for Class A shares, 1.74% for Class C shares, 0.99% for Class FI shares, 1.24% for Class R shares, 1.74% for Class R1 shares, 0.74% for Class I shares and 0.70% for Class IS shares until December 31, 2011. Taxes, extraordinary expenses and brokerage commissions (other than brokerage commissions paid on purchases and sales of shares of ETFs) are excluded from this waiver/reimbursement agreement. Acquired fund fees and expenses are subject to the agreement, and are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each underlying fund as of the date of the Prospectus) of the class of shares of each underlying fund held by the fund, weighted in proportion to the fund’s investment allocation among the underlying funds.

Legg Mason Target Retirement 2045

Fee table

This table sets forth the fees and expenses you may pay if you invest in fund shares. Expense ratios for the current fiscal year may be higher than those shown in the “Annual fund operating expenses” table—for example, if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

	CLASS A		CLASS C	CLASS FI	CLASS R	CLASS R1	CLASS I	CLASS IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		None	None	None	None	None	None
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	[1]	1.00%	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET ASSETS)

	CLASS A	CLASS C	CLASS FI	CLASS R	CLASS R1	CLASS I	CLASS IS
Management fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service (12b-1) fees	0.25%	1.00%	0.25%	0.50%	1.00%	None	None
Other expenses[2]	11.49%	11.48%	11.45%	11.49%	11.49%	11.49%	11.49%
Total expenses incurred directly by the fund	11.84%	12.58%	11.80%	12.09%	12.59%	11.59%	11.59%
Acquired fund fees and expenses (fees and expenses of underlying funds)[3]	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Total annual fund operating expenses	12.43%	13.17%	12.39%	12.68%	13.18%	12.18%	12.18%
Less contractual fee waiver and/or expense reimbursement[4]	(11.44)%	(11.43)%	(11.40)%	(11.44)%	(11.44)%	(11.44)%	(11.48)%
Total net annual fund operating expenses[4]	0.99%	1.74%	0.99%	1.24%	1.74%	0.74%	0.70%

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

•	You invest $10,000 in the fund for the period shown

•	Your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the fund’s future performance

•	You reinvest all distributions and dividends without a sales charge

•	The fund’s operating expenses, after giving effect to the contractual fee waivers and/or expense reimbursements in effect through December 31, 2011, remain the same as shown in the fee table

•	The expenses of the underlying funds are reflected

NUMBER OF YEARS YOU OWN YOUR SHARES	1 YEAR	3 YEARS
Class A (with or without redemption)	$670	$2,929
Class C (redemption at end of period)	$277	$2,679
Class C (no redemption)	$177	$2,679

	1 YEAR	3 YEARS
Class FI (with or without redemption)	$101	$2,491
Class R (with or without redemption)	$126	$2,560
Class R1 (with or without redemption)	$177	$2,681
Class I (with or without redemption)	$76	$2,436
Class IS (with or without redemption)	$72	$2,434

[1]

You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[2]	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	Acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the fund’s allocation to underlying funds for the current fiscal year.
[4]

Management has contractually agreed to waive fees and reimburse expenses to limit such expenses to 0.99% for Class A shares, 1.74% for Class C shares, 0.99% for Class FI shares, 1.24% for Class R shares, 1.74% for Class R1 shares, 0.74% for Class I shares and 0.70% for Class IS shares until December 31, 2011. Taxes, extraordinary expenses and brokerage commissions (other than brokerage commissions paid on purchases and sales of shares of ETFs) are excluded from this waiver/reimbursement agreement. Acquired fund fees and expenses are subject to the agreement, and are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each underlying fund as of the date of the Prospectus) of the class of shares of each underlying fund held by the fund, weighted in proportion to the fund’s investment allocation among the underlying funds.

Legg Mason Target Retirement 2050

Fee table

This table sets forth the fees and expenses you may pay if you invest in fund shares. Expense ratios for the current fiscal year may be higher than those shown in the “Annual fund operating expenses” table—for example, if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

	CLASS A		CLASS C	CLASS FI	CLASS R	CLASS R1	CLASS I	CLASS IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		None	None	None	None	None	None
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	[1]	1.00%	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET ASSETS)

	CLASS A	CLASS C	CLASS FI	CLASS R	CLASS R1	CLASS I	CLASS IS
Management fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service (12b-1) fees	0.25%	1.00%	0.25%	0.50%	1.00%	None	None
Other expenses[2]	11.18%	11.41%	11.39%	11.44%	11.44%	11.44%	11.44%
Total expenses incurred directly by the fund	11.53%	12.51%	11.74%	12.04%	12.54%	11.54%	11.54%
Acquired fund fees and expenses (fees and expenses of underlying funds)[3]	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Total annual fund operating expenses	12.12%	13.10%	12.33%	12.63%	13.13%	12.13%	12.13%
Less contractual fee waiver and/or expense reimbursement[4]	(11.13)%	(11.36)%	(11.34)%	(11.39)%	(11.39)%	(11.39)%	(11.43)%
Total net annual fund operating expenses[4]	0.99%	1.74%	0.99%	1.24%	1.74%	0.74%	0.70%

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

•	You invest $10,000 in the fund for the period shown

•	Your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the fund’s future performance

•	You reinvest all distributions and dividends without a sales charge

•	The fund’s operating expenses, after giving effect to the contractual fee waivers and/or expense reimbursements in effect through December 31, 2011, remain the same as shown in the fee table

•	The expenses of the underlying funds are reflected

NUMBER OF YEARS YOU OWN YOUR SHARES	1 YEAR	3 YEARS
Class A (with or without redemption)	$670	$2,880
Class C (redemption at end of period)	$277	$2,668
Class C (no redemption)	$177	$2,668

	1 YEAR	3 YEARS
Class FI (with or without redemption)	$101	$2,481
Class R (with or without redemption)	$126	$2,550
Class R1 (with or without redemption)	$177	$2,673
Class I (with or without redemption)	$76	$2,429
Class IS (with or without redemption)	$72	$2,425

[1]

You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[2]	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	Acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the fund’s allocation to underlying funds for the current fiscal year.
[4]

Management has contractually agreed to waive fees and reimburse expenses to limit such expenses to 0.99% for Class A shares, 1.74% for Class C shares, 0.99% for Class FI shares, 1.24% for Class R shares, 1.74% for Class R1 shares, 0.74% for Class I shares and 0.70% for Class IS shares until December 31, 2011. Taxes, extraordinary expenses and brokerage commissions (other than brokerage commissions paid on purchases and sales of shares of ETFs) are excluded from this waiver/reimbursement agreement. Acquired fund fees and expenses are subject to the agreement, and are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each underlying fund as of the date of the Prospectus) of the class of shares of each underlying fund held by the fund, weighted in proportion to the fund’s investment allocation among the underlying funds.

Legg Mason Target Retirement Fund

Fee table

This table sets forth the fees and expenses you may pay if you invest in fund shares. Expense ratios for the current fiscal year may be higher than those shown in the “Annual fund operating expenses” table—for example, if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

	CLASS A		CLASS C	CLASS FI	CLASS R	CLASS R1	CLASS I	CLASS IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		None	None	None	None	None	None
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	[1]	1.00%	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET ASSETS)

	CLASS A	CLASS C	CLASS FI	CLASS R	CLASS R1	CLASS I	CLASS IS
Management fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service (12b-1) fees	0.25%	1.00%	0.25%	0.50%	1.00%	None	None
Other expenses[2]	10.07%	10.05%	10.02%	10.07%	10.07%	10.07%	10.07%
Total expenses incurred directly by the fund	10.42%	11.15%	10.37%	10.67%	11.17%	10.17%	10.17%
Acquired fund fees and expenses (fees and expenses of underlying funds)[3]	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Total annual fund operating expenses	10.95%	11.68%	10.90%	11.20%	11.70%	10.70%	10.70%
Less contractual fee waiver and/or expense reimbursement[4]	(9.96)%	(9.94)%	(9.91)%	(9.96)%	(9.96)%	(9.96)%	(10.00)%
Total net annual fund operating expenses[4]	0.99%	1.74%	0.99%	1.24%	1.74%	0.74%	0.70%

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

•	You invest $10,000 in the fund for the period shown

•	Your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the fund’s future performance

•	You reinvest all distributions and dividends without a sales charge

•	The fund’s operating expenses, after giving effect to the contractual fee waivers and/or expense reimbursements in effect through December 31, 2011, remain the same as shown in the fee table

•	The expenses of the underlying funds are reflected

NUMBER OF YEARS YOU OWN YOUR SHARES	1 YEAR	3 YEARS
Class A (with or without redemption)	$670	$2,691
Class C (redemption at end of period)	$277	$2,431
Class C (no redemption)	$177	$2,431

	1 YEAR	3 YEARS
Class FI (with or without redemption)	$101	$2,236
Class R (with or without redemption)	$126	$2,308
Class R1 (with or without redemption)	$177	$2,434
Class I (with or without redemption)	$76	$2,182
Class IS (with or without redemption)	$72	$2,178

[1]

You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[2]	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	Acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the fund’s allocation to underlying funds for the current fiscal year.
[4]

Management has contractually agreed to waive fees and reimburse expenses to limit such expenses to 0.99% for Class A shares, 1.74% for Class C shares, 0.99% for Class FI shares, 1.24% for Class R shares, 1.74% for Class R1 shares, 0.74% for Class I shares and 0.70% for Class IS shares until December 31, 2011. Taxes, extraordinary expenses and brokerage commissions (other than brokerage commissions paid on purchases and sales of shares of ETFs) are excluded from this waiver/reimbursement agreement. Acquired fund fees and expenses are subject to the agreement, and are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each underlying fund as of the date of the Prospectus) of the class of shares of each underlying fund held by the fund, weighted in proportion to the fund’s investment allocation among the underlying funds.

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